Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Dec. 04, 2025	Nov. 10, 2025
Subsequent Events [Line Items]
Target investment amount		$ 100.0
Issuance of shares and warrants	$ 37.5
Lease agreements term	10 years
Equity investments	$ 100.0
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate ordinary shares issued (in Shares)		2,500,000
Aggregate ordinary shares per value (in Dollars per share)		$ 1.875